Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.Summary of Significant Accounting Policies

(a)Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

(b)Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the subsidiaries of the VIE. All significant inter-company transactions and balances between the Company, its subsidiaries, the VIE and subsidiaries of the VIE have been eliminated upon consolidation.

2.Summary of Significant Accounting Policies (Continued)

(c)Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to allowance for doubtful accounts arising from expected credit losses, economic lives and impairment of long-lived assets, valuation of short-term and long-term investments, valuation allowance for deferred tax assets, uncertain tax position, valuation for share-based compensation, liability component of convertible bonds and incremental borrowing rates for operating lease liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)Foreign currency

The functional currency of the Company and its major overseas subsidiaries is the US$. The Company’s PRC subsidiaries, the VIE and subsidiaries of the VIE determined their functional currencies to be RMB based on the criteria of ASC 830, Foreign Currency Matters. The Group uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive income/(loss).

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income/(loss), a component of shareholders’ equity.

(e)Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.8972 on December 30, 2022, the last business day in December 2022, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use and have original maturities of three months or less when purchased.

(g)Restricted cash

Restricted cash mainly represents cash received from consumers and reserved in a bank supervised account for payments to merchants.

2.Summary of Significant Accounting Policies (Continued)

(h)Investments

The Group’s short-term investments and long-term investments included in other non-current assets primarily consist of time deposits, held-to-maturity debt securities, investment in convertible bonds, available-for-sale debt securities and equity-method investments. The classification of an investment is determined based on the Group’s ability and intent to hold the investment, the nature of the investment, and the degree to which the Group may exercise influence over the investee. All highly liquid investments with original maturities of greater than three months but less than twelve months, are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. Long-term debt securities with maturities of greater than twelve months, that the Group has positive intent and ability to hold to maturity, which are stated at amortized cost, are classified as other non-current assets.

Investments in debt securities that the Group has positive intent and ability to hold to maturity are categorized as “held to maturity”. Wealth management products with the intention to sell in the near term are classified as trading securities and measured at fair value. Any realized gains or losses on the sale of the held-to-maturity debt securities and trading securities are determined on a specific identification method and are reflected in earnings during the period in which gains or losses are realized. Realized and unrealized gains and losses and interest income from the investments are recorded in “Interest and investment income, net” in the consolidated statements of comprehensive income/(loss).

The Group has elected the fair value option for investment in convertible bonds in accordance with ASC Subtopic 825-10 (“ASC 825-10”), Recognition and Measurement of Financial Assets and Financial Liabilities. The financial instruments guidance in ASC 825-10 permits reporting entities to apply the fair value option on an instrument-by-instrument basis. Therefore, a reporting entity can elect the fair value option for certain instruments but not others within a group of similar instruments. The fair value option permits the irrevocable election on an instrument-by-instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The investments accounted for under the fair value option are carried at fair value with realized and unrealized gains or losses recorded in “Interest and investment income, net” on the consolidated statements of comprehensive income/(loss).

The Group accounts for available-for-sale debt securities in accordance with ASC Topic 320, Investments-Debt Securities. Available-for-sale debt securities are stated at fair value, with the unrealized gains and losses, net of tax, reported in other comprehensive income/(loss). The net carrying value of debt securities classified as available-for-sale is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is computed using the effective interest method and included in interest income.

The Group’s investments in common stock or in-substance common stock in entities in which it can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting and classified as “equity method investments” in accordance with ASC Subtopics 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall. The Group applies the equity method of accounting that is consistent with ASC 323-10 in limited partnerships which the Group has significant influence. After the date of investment, the Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investees’ profits or loss into earnings. The Group evaluates the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

2.Summary of Significant Accounting Policies (Continued)

(i)Property, equipment and software, net

Property, equipment and software are stated at cost and are depreciated and amortized using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Computer equipment	1-3 years
Office equipment	3 years
Purchased software	3-5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the costs of renewals and betterments that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income/(loss).

(j)Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, including fixed assets and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amounts of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group recognizes an impairment loss based on the excess of the carrying amounts of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available.

For all periods presented, there were no impairment of any of the Group’s long-lived assets.

2.Summary of Significant Accounting Policies (Continued)

(k)Fair value of financial instruments

The Group’s financial instruments include cash and cash equivalents, restricted cash, receivables from online payment platforms, amounts due from/to related parties, merchant deposits, payables to merchants, short-term investments, long-term time deposits and debt securities and convertible bonds. For the aforementioned financial instruments included in current assets and liabilities, except for ones measured at fair value, their carrying amount approximate to their respective fair values because of the general short maturities. The carrying amounts of time deposits and long-term held-to-maturity debt securities approximate to fair values as the related interest rates currently offered by financial institutions for similar debt instruments of comparable maturities. The fair value of convertible bonds that are not reported at fair value are disclosed in Note 12.

The Group applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

(l)Revenue recognition

Revenues are principally comprised of those generated from online marketplace services and merchandise sales. Revenues from online marketplace services primarily consist of online marketing services revenues and transaction services fees. Revenues represent the amount of consideration that the Company is entitled to in exchange for the transfer of promised goods or services in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). Consistent with the criteria of ASC Topic 606 (“ASC 606”), Revenue from Contracts with Customers, the Group recognizes revenue when the performance obligation in a contract is satisfied by transferring the control of a promised good or service to a customer. The Group also evaluates whether it is appropriate to record the gross amounts of goods and services sold and the related costs, or the net amounts earned as commissions. Payments for services or goods are generally received before deliveries.

2.Summary of Significant Accounting Policies (Continued)

(l)Revenue recognition (Continued)

Online marketing services

The Group entered into contractual agreements with certain merchants to provide online marketing services on the Group’s online marketplace for which the Group receives service fees from merchants. The Group provides merchants with performance-based marketing services that match product listings appearing in search or browser results on the Group’s online marketplace. Merchants prepay for online marketing services that are primarily charged on a cost-per-click basis. Under ASC 606, the related revenues are recognized at a point of time when consumers click the merchants’ product listings and the online marketing services are completed by the Group for the merchants. The positioning of such listings and the price for such positioning are determined through an online auction system, which facilitates price discovery through a market-based mechanism.

The Group also provides display marketing services that allow the merchants to place advertisements on the platform primarily at fixed prices. In general, the merchants need to prepay for display marketing which is accounted for as customer advances and deferred revenues and revenues are primarily recognized over the period during which the advertising services are provided.

Transaction services

The Group charges fees expected to receive from transaction services to merchants for sales transactions completed on our platforms, where the Group does not take control of the products provided by merchants at any point in time during the transactions and do not have latitude over pricing of the merchandise. Revenues related to transaction services are recognized in consolidated statements of comprehensive income/(loss) at a point in time when the Group’s service obligations to the merchants are determined to have been completed under each sales transaction upon the confirmation of the receipts of goods by the consumers.

Merchandise sales

The Group in certain cases acquires the merchandises from suppliers and sells directly to the customers. The Group acts as a principal as it obtains control of the merchandises, is primarily obligated for the merchandise sold to the customers, bears inventory risks and has the latitude in establishing prices. Revenues from merchandise sales are recorded on a gross basis, net of discounts and return allowances when the product is delivered and title is passed to customers in this type of transaction. Proceeds received in advance of customer acceptance are recorded as current liabilities in customer advances and deferred revenues.

2.Summary of Significant Accounting Policies (Continued)

(l)Revenue recognition (Continued)

Incentives provided to the consumers

In order to promote its online marketplace and attract more registered consumers, the Group at its own discretion provides various forms of incentives, for example, coupons, credits and other subsidies that are not specific to any merchant, to the consumers who are not customers of the Group. Despite the absence of any explicit contractual obligations to incentivize the consumers on behalf of the merchants, the Group further evaluated the varying features of different incentive programs to determine that whether the incentives represent implicit obligations to the consumers on behalf of merchants and if so, should be recorded as reduction of revenues. Based on that evaluation, the Group determined that incentives provided to the consumers are not considered as payments to the merchant-customers.

The Group at its discretion issues to the consumers coupons and credits upon completion of certain actions to promote the Group’s platform. The coupons can be used for future purchases of eligible merchandise offered on the Group’s online marketplace to reduce purchase price and the credits can be used to redeem cash from the Group. The Group recognizes the amounts of coupons and credits as marketing expenses when future purchases are completed or when the credits are issued. Other subsidies unconditionally provided to the consumers are recognized as marketing expenses when the related transaction services revenues from merchants are recognized. Certain subsidies are provided to consumers upon their completion of certain actions to promote the platform, and the Group records the related costs in marketing expenses upon the completion of such promotion tasks.

(o)Costs of revenues

Costs of revenues consist primarily of payment processing fees paid to third party online payment platforms, costs associated with the operation of the platform and others, such as costs and expenses attributable to merchandise sales, fulfillment fees, merchant support services, bandwidth and server costs, amortization, depreciation and maintenance costs, payroll, employee benefits and share-based compensation expenses, call center, surcharges and other expenses directly attributable to the online marketplace services.

(p)Advertising expenditures

Advertising expenditures are expensed when incurred and are included in sales and marketing expenses. Total amount of advertising expenditures and incentive programs recognized in sales and marketing expenses were RMB39,297,890, RMB41,456,838 and RMB49,971,418 (US$7,245,175) for the years ended December 31, 2020, 2021 and 2022, respectively.

(q)Research and development expenses

Research and development expenses include payroll, employee benefits, and other operating expenses associated with research and platform development. Research and development expenses also include rent, depreciation and other related expenses. To date, expenditures incurred between when the application has reached the development stage and when it is substantially complete and ready for its intended use have been inconsequential and, as a result, the Group did not capitalize any software development costs in the accompanying consolidated financial statements.

2.Summary of Significant Accounting Policies (Continued)

(r)Government subsidies

Government subsidies primarily consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. Such amounts are recognized as “Other income, net” upon receipt and when all conditions attached to the grants are fulfilled.

(s)Credit loss

The Group adopted Accounting Standards Update No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments on January 1, 2020, using the modified retrospective transition method. The Group’s allowance for credit losses as of December 31, 2021 and 2022 reflects the best estimation of the expected future losses for its financial instruments measured at amortized cost, based on the current economic conditions; however, as a result of the uncertainty caused by the coronavirus (COVID-19) pandemic and other factors, these estimates may change and future actual losses may differ from the estimates. The Group will continue to monitor economic conditions and will revise the estimates of the expected future losses for financial instruments measured at amortized cost as necessary.

(t)Leases

The Group as the lessee determines if an arrangement is a lease at inception. Leases are classified as operating or finance leases in accordance with the recognition criteria in ASC 842-20-25. The Group’s lease portfolio consisted entirely of operating leases as of December 31, 2020, 2021 and 2022. The Group’s leases do not contain any residual value guarantees or material restrictive covenants. The Group also elected the practical expedient of the short-term lease exemption for contracts with lease terms of 12 months or less.

At the commencement date of an operating lease, the Group records a right-of-use (“ROU”) asset and lease liability based on the present value of the lease payments over the lease term. Variable lease payments not dependent on an index or rate are excluded from the ROU asset and lease liability calculations and are recognized in expense in the period which the obligation for those payments is incurred. As the rate implicit in the Group’s lease is not typically readily available, the Group uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This incremental borrowing rate reflects the fixed rate at which the Group could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. ROU assets include any lease prepayments and are reduced by lease incentives. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease terms are based on the non-cancelable term of the lease and may contain options to extend the lease when it is reasonably certain that the Group will exercise that option. The Group accounts for lease and non-lease components separately.

2.Summary of Significant Accounting Policies (Continued)

(u)Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740(‘‘ASC 740’’), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive income/(loss) as income tax expenses.

(v)Share-based compensation

The Group applies ASC 718 (‘‘ASC 718’’), Compensation—Stock Compensation, to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Group’s share-based awards to employees were classified as equity awards. The Group measures the employee share-based compensation based on the fair value of the award at the grant date. Expense is recognized using accelerated method over the requisite service period. The fair value of share options at the time of grant is determined using the binomial-lattice option pricing model. In accordance with ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting, the Group elected to account for forfeitures as they occurred.

(w)Employee benefit expenses

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries.

(x)Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income/(loss) includes net income/(loss), foreign currency translation difference and unrealized holding losses associated with the available-for-sale debt securities and is presented in the consolidated statements of comprehensive income/(loss).

2.Summary of Significant Accounting Policies (Continued)

(y)Earnings/(Loss) per share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income/(loss) is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of unvested restricted share unites (‘‘RSUs’’) and shares issuable upon the exercise of share options using the treasury stock method, and conversion of convertible bonds using the if-converted method. Ordinary equivalent shares are not included in the denominator of the diluted earnings/(loss) per share calculation when inclusion of such shares would be anti-dilutive.

Basic and diluted earnings/(loss) per share are not reported separately for Class A ordinary shares or Class B ordinary shares (the ‘‘Ordinary Shares’’) as each class of shares has the same rights to undistributed and distributed earnings.

(z)Segment reporting

The Group follows ASC 280, Segment Reporting. The Group’s Chief Executive Officer as the chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment. As the Group’s long-lived assets are substantially all located in the PRC and substantially all the Group revenues are derived from within the PRC, no geographical segments are presented.

(aa)Recent accounting pronouncements

The Group does not expect the adoption of any recently issued accounting pronouncements to have a material impact on the financial statements.